Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Income Taxes
Income Taxes

13. Income Taxes

For both the three months ended March 31, 2020 and 2019, the Company recorded no income tax benefit or expense as the estimated annual effective tax rate was 0.0% for both the three-month periods. The estimated annual effective tax rate for each period was driven by net losses year-to-date for both periods along with the expectation of continued losses for the remainder of the year.

The Company is not subject to state income tax in Nevada, which does not impose a state income tax, nor is the Company subject to foreign income taxes as all of the Company’s operations and properties are located within the United States. The Company is subject to state income tax in Colorado, the location of the corporate office, but did not incur any income tax expense related to Colorado.

As necessary, the Company provides a reserve against the benefits of uncertain tax positions taken in its tax filings that are not more likely than not to be sustained upon examination. Based on the weight of available evidence, the Company does not believe it has taken any uncertain tax positions that require the establishment of a reserve. The Company has not recorded any interest or penalties related to income tax liabilities as of March 31, 2020.

14. Income Taxes

The Company’s loss before income taxes was attributable solely to domestic operations in the United States. The components  of the Company’s income tax expense (benefit) were as follows (in thousands):

	Year Ended December 31,
	2019	2018
Current:
Federal	$—	$145
Deferred:
Federal	(24,609)	(18,842)
Change in valuation allowance	24,609	18,842
Income tax benefit	$—	$145

The following table provides a reconciliation  of income taxes computed  at the United States federal statutory tax rate of 21% in 2019 and 2018 to the income tax provision (in thousands):

	Year Ended December 31,
	2019	2018
Loss before income taxes	$(98,895)	$(55,658)
United States statutory income tax rate	21%	21%
Income tax (benefit) at United States statutory income tax rate	$(20,768)	$(11,688)
Change in valuation allowance	24,609	18,842
Return to provision adjustment	(2,624)	(7,029)
Tax rate changes	(1,028)	—
State tax benefit	(195)	—
Other	6	20
Income tax benefit	$—	$145

For the year ended December 31, 2019, the effective tax rate was driven by an increase in the valuation allowance of $24.6 million that was partially offset by adjustments related to the apportionment of taxable loss to the state of Colorado. The apportionment of taxable loss caused return  to provision adjustments of $2.6 million, rate change adjustments of $1.0 million and state tax benefits of $0.2 million.

For the year ended December 31, 2018, the effective tax rate was driven by return to provision adjustments of $7.0 million. The largest adjustment was related to the deferred tax asset for reorganization costs, which was not previously recorded. Additionally, the income tax receivable that was recorded during the year ended December 31, 2017 was eliminated during 2018 as a result of attribute reduction,  which caused an income tax expense of $0.1 million for the year ended December 31, 2018.

The components  of the Company’s deferred tax assets are as follows (in thousands):

	December 31,
	2019	2018
Net operating loss	$146,382	$126,143
Plant, equipment, and mine development	60,840	65,760
Interest expense carryforward	24,369	10,590
Inventories	12,289	17,163
Reorganization costs	7,701	7,437
Assets held-for-sale	3,149	3,106
Asset retirement obligation	927	1,225
Other liabilities	609	490
Stock-based compensation	257	—
Credits and other	(6)	(6)
Valuation allowance	(256,517)	(231,908)
Total net deferred tax assets	$—	$—

Based on the weight of evidence available as of both December 31, 2019, and 2018, which included recent operating  results, future projections,  and historical inability to generate operating  cash flow, the Company  concluded that it was more likely than not that the benefit of its net deferred tax assets would not be realized and, as such, recorded  a full valuation  allowance of $256.5 million and $231.9 million, respectively, against its net deferred tax assets.

The Company  had net operating  loss carryovers as of December 31, 2019 of $683.7 million for federal income tax and financial statement  purposes. The Company  also had net operating  loss carryovers as of December  31, 2019 of  $76.3 million for state  income tax and  financial  statement  purposes.  Historical differences between the federal income tax purposes and financial statement purposes amounts were eliminated through  fresh start accounting.  Substantially all of the Company’s net operating  loss carryovers expire in years 2036 through  2039. Additional analysis of the Internal Revenue Code (“IRC”)  section 382 limitations will be done upon the release of the valuation  allowance and could result in a change to the value of the net operating  losses.

The Company  believes that the benefits of uncertain  tax positions recorded in the calculation  of the current year income tax benefit and on prior year tax returns did not exceed benefits calculated using the more likely than not threshold.  As a result, the Company has not recorded any income tax reserves or related interest or penalties for the year ended December 31, 2019. With limited exception, the Company  is no longer subject to U.S. federal income tax audits by taxing authorities for tax years 2015 and prior; however, net operating  loss and credit carryforwards from all years are subject to examinations and adjustments for at least three years following the year in which the attributes are used.